Prepayments, receivables and other current assets and other non-current assets - Prepayments, receivables and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments, receivables and other current assets and other non-current assets
Loans receivables	¥ 11,412,110	¥ 9,689,517	¥ 8,679,730
Short-term debt investments	2,825,792	1,689,073	1,096,739
Deposits and receivables from partners	1,760,261	856,230	1,253,330
Prepayment and prepaid expense	923,011	712,568	905,086
Deductible VAT-input	706,645	684,338	1,023,024
Prepaid income tax	452,027	314,196	381,488
Contingent consideration assets	8,342	4,284	239,557
Others	375,330	589,584	771,977
Total	¥ 18,463,518	¥ 14,539,790	¥ 14,350,931